MassMutual Select Small Company Growth Fund
MassMutual Select Small Company Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 137 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Small Company Growth Fund	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Small Company Growth Fund		Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%	0.50%
Other Expenses	[1]	0.32%	0.42%	0.52%	0.62%	0.62%	0.52%	0.52%
Total Annual Fund Operating Expenses		1.17%	1.27%	1.37%	1.47%	1.72%	1.62%	1.87%
Expense Reimbursement or Fee Waiver		(0.27%)	(0.27%)	(0.27%)	(0.27%)	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[2]	0.90%	1.00%	1.10%	1.20%	1.45%	1.35%	1.60%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through March 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .90%, 1.00%, 1.10%, 1.20%, 1.45%, 1.35%, and 1.60% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Select Small Company Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	92	345	618	1,396
Class R5	102	376	671	1,510
Service Class	112	407	724	1,623
Administrative Class	122	438	777	1,734
Class A	714	1,061	1,431	2,467
Class R4	137	485	856	1,899
Class R3	163	562	986	2,168

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in equity securities of smaller companies that the Fund's subadviser believes offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2015, between $16 million and $8.08 billion). Equity securities may include common stocks, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. The Fund may use futures contracts (including equity index futures contracts based primarily on the Russell 2000 Index) as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund's subadviser, Montibus Capital Management LLC ("Montibus") employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Montibus relies on fundamental research to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. Montibus may consider selling a stock when, in its judgment, the security reaches what is believed to be an unsustainable valuation, a company's fundamentals deteriorate, the original investment thesis proved incorrect, or the industry dynamics have negatively changed.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in securities of U.S. issuers. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the values of the Fund's investments in certain non-U.S. countries.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale.

Management Risk The Fund relies on the manager's investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.

Market Risk The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class I, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses, respectively. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class R5 Shares

Highest Quarter:	2Q ’09,	19.06%	Lowest Quarter:	4Q ’08,	-27.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns MassMutual Select Small Company Growth Fund	One Year	Five Years	Ten Years
Class R5	5.11%	15.82%	6.46%
Class R5 Return After Taxes on Distributions	2.10%	14.29%	5.30%
Class R5 Return After Taxes on Distributions and Sales of Fund Shares	3.68%	12.51%	4.97%
Class I	5.15%	15.83%	6.46%
Service Class	5.15%	15.78%	6.42%
Administrative Class	4.93%	15.55%	6.25%
Class A	(1.32%)	13.94%	5.37%
Class R4	4.79%	15.43%	6.10%
Class R3	4.44%	15.12%	5.82%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	5.60%	16.80%	8.54%